CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ 3,630,038	$ (2,001,361)
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Depreciation	5,937,591	1,453,877
Amortization and write-off of deferred financing costs	680,524	110,587
Foreign exchange gains	0	(1,051,399)
Amortization of free lubricants benefit	(45,431)	0
Compensation cost on restricted stock awards	953,079	1,330,679
(Increase) / Decrease in:
Accounts receivables, trade	(125,407)	(37,429)
Due from related party	397,853	(397,853)
Inventories	(1,208,744)	(623,643)
Prepaid expenses	8,608	(218,805)
Increase / (Decrease) in:
Accounts payable, trade and other	1,482,138	436,251
Accrued liabilities	190,335	585,456
Due to related parties	318,402	0
Deferred revenue, current and non-current	285,000	227,115
Net Cash provided by / (used in) Operating Activities	12,503,986	(186,525)
Cash Flows used in Investing Activities:
Advances for vessel acquisitions and other vessel costs	(6,634,239)	0
Vessel acquisitions and other vessel costs	(72,687,029)	(93,531,186)
Net Cash used in Investing Activities	(79,321,268)	(93,531,186)
Cash Flows provided by / (used in) Financing Activities:
Proceeds from long-term debt	85,000,000	20,000,000
Repayments / Prepayments of long term debt	(104,670,000)	(330,000)
Issuance of common stock, net of issuance costs	121,492,236	85,281,396
Payments of financing costs	(1,382,500)	(400,000)
Cash dividends	(4,153,709)	0
Changes in restricted cash	786,800	(786,800)
Net Cash provided by / (used in) Financing Activities	97,072,827	103,764,596
Effects of exchange rates on cash	0	1,051,399
Net increase in cash and cash equivalents	30,255,545	11,098,284
Cash and cash equivalents at beginning of period	11,098,284
Cash and cash equivalents at end of period	41,353,829	11,098,284
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 669,968	$ 154,633